Non-Cash Transactions	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Non-Cash Transactions
31.
NON-CASH
TRANSACTIONS
Below is a detail o
f
 the transactions that did not involve cash flows in each fiscal year of acquisition:

	2020	2019	2018
- Acquisition of financed property, plant and equipment	943,226	4,138,804	1,502,872
- Right of use assets and lease liabilities	4,655	664,724	—
- Sale of interest in Yguazú Cementos S.A.	588,730	—	—